Subsequent Events	12 Months Ended
Apr. 30, 2023
Subsequent Events [Abstract]
Subsequent Events
1 7 .	Subsequent Events
The subsequent events were evaluated through November 16,
2023
, the date the financial statements were
issued
.

•	Initial Public Offering
The Company completed the IPO of
1,666,667
shares of common stock in the form of American Depositary Shares (ADSs) at a price to the public of $
9.00
per share on August 3, 2023. Each ADS represents
one

common stock. The Company’s ADSs are traded on the Nasdaq Capital Market. The Company received aggregate net proceeds of approximately ¥
1,509,656
thousand ($
11,101
thousand)
after deducting underwriting discounts and commissions and estimated offering costs.
Upon the effectiveness of the IPO, the performance condition was met pertaining to Series 1, Series 2, Series 3, Series 5, and Series 6,
and
the Company recognized stock-based compensation expense of ¥
3,294
 thousand ($
24
thousand) upon vesting.

•	Representative’s Warrants
On July 31, 2023, the Company agreed to issue the Representative’s warrants to the Representative of the underwriters to purchase 50,000 ADSs equal to 3% of the 1,666,667 ADSs sold in the Offering. The Representative’s Warrant will be
exercisable for five (5) years from the commencement of sales of the offering. The initial exercise price of Representative’s warrants will be $11.25 per ADS.